Loans and financing (Details 1) R$ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021 BRL (R$)	Mar. 31, 2022 USD ($)
Reserve Quantities [Line Items]
Total amount			R$ 2,252,479	$ 63
Remaining amount			1,294,136
Amount used as at end			R$ 958,343
B N B [Member]
Reserve Quantities [Line Items]
Currency	[1]	BRL
Term	[1]	Feb 2028
Financing And Credit Facilities One [Member] | Banco Nacional De Desenvolvimento Economico E Social [Member]
Reserve Quantities [Line Items]
Currency	[2]		TJLP
Borrowings maturity start	[2]		May 2018
Total amount	[2]		R$ 1,090,000
Remaining amount	[2]		778,595
Amount used as at end	[2]		R$ 311,405
Financing And Credit Facilities Two [Member] | Banco Nacional De Desenvolvimento Economico E Social [Member]
Reserve Quantities [Line Items]
Currency	[3]		TJLP
Borrowings maturity start	[3]		May 2018
Total amount	[3]		R$ 20,000
Remaining amount	[3]		12,190
Amount used as at end	[3]		R$ 7,810
Financing And Credit Facilities Three [Member] | F I N A M E [Member]
Reserve Quantities [Line Items]
Currency	[4]		IPCA
Borrowings maturity start	[4]		Mar 2019
Total amount	[4]		R$ 390,000
Remaining amount	[4]
Amount used as at end	[4]		R$ 390,000
Financing And Credit Facilities Four [Member] | B N B [Member]
Reserve Quantities [Line Items]
Currency	[5]		IPCA
Borrowings maturity start	[5]		Jan 2020
Total amount	[5]		R$ 752,479
Remaining amount	[5]		503,351
Amount used as at end	[5]		R$ 249,128
Term	[5]		June 2023

[1]	Certain receivables from TIM S.A.;
[2]	Support to TIM's investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of national equipment.
[3]	Investments in social projects within the community.
[4]	Exclusive application in the acquisition of machinery and equipment, industrial systems and/or other components of national manufacture.
[5]	Support to TIM's investment plan for the years 2020 to 2022 in the region of operation of Banco do Nordeste do Brasil.